Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
As at December 31, 2024 and 2023, intangible assets of the Company's LNG segment consisted of acquired time-charter contracts with a weighted-average amortization period of 20.7 years from the date of acquisition. As at December 31, 2024 and 2023, intangible assets of the Company's NGL segment consisted of acquired time-charter contracts with a weighted-average amortization period of 4.7 years from the date of acquisition (see Note 19). The carrying amount of the Company's intangible assets as follows:

	December 31, 2024 $			December 31, 2023 $
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Gross carrying amount	179,813	24,810	204,623	179,813	24,810	204,623
Accumulated amortization	(173,242)	(10,947)	(184,189)	(168,702)	(5,474)	(174,176)
Net carrying amount	6,571	13,863	20,434	11,111	19,336	30,447

For the years ended December 31, 2024, 2023 and 2022, amortization expense associated with intangible assets was $10.0 million, $11.6 million and $8.4 million, respectively. Amortization expense associated with intangible assets in each of the next five succeeding fiscal years is expected to be approximately $6.9 million (2025), $6.9 million (2026), $3.4 million (2027), $2.1 million (2028), and $1.1 million (2029).
The Company's carrying amount of goodwill as at December 31, 2024 and 2023 is as follows:

	December 31, 2024 $	December 31, 2023 $
LNG segment	31,921	31,921
NGL segment	5,387	8,387
Total	37,308	40,308
During the year ended December 31, 2024, as a result of the repayment of the existing financing arrangements for the Ineos Insight, the Ineos Ingenuity and the Ineos Intrepid (see Note 5), the Company received $3.0 million in cash deposits which were not identified or recognized as part of the 2022 Evergas acquisition purchase price allocation (see Note 19). The Company’s acquisition-date purchase price allocation therefore included an understatement of other non-current assets and an overstatement of goodwill by $3.0 million. As the adjustment is not material to the Company's consolidated financial statements for any year, the Company has adjusted goodwill in the year ended December 31, 2024.
The Company conducts an impairment review annually or more frequently if facts and circumstances suggest goodwill may be impaired. No impairment charge was recorded for the years ended December 31, 2024, 2023 and 2022.